Other Payables - Schedule of Other Payables (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Other Payables [Abstract]
Payables on intangible assets			$ 3,020,475
Professional fee payable		525,426	1,037,187
Salaries and bonuses payable		615,645	689,331
Pension payable		26,826	83,738
Payables on machinery and equipment			19,724
Output tax payable		44,381	161,685
Others	[1]	1,238,857	1,068,423
Total		$ 2,451,135	$ 6,080,563

[1]	Others primarily includes accrued expenses, accrued interest on borrowings, and value-added tax (VAT) payable.